SCHEDULE OF QUANTITATIVE INFORMATION REGARDING MARKET ASSUMPTION USED IN VALUATION OF WARRANTS (Details) - Distoken Acquisition Corporation [Member]	Feb. 17, 2023
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	9.56
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	4.23
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	0.00
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	4.5